Revenue from collaboration agreements (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Deferred revenue related to the collaboration agreements
Deferred revenue related to the collaboration agreements consists of the following:

	As of
	December 31, 2020	December 31, 2019
	(Euros in thousands)
Current	46,600	59,465
Non-current	85,475	101,909

Total	132,075	161,374